October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust (BFK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
Alabama Corrections Institution Finance Authority, RB, 5.25%, 07/01/47	$870	$ 927,610
Black Belt Energy Gas District, RB(a)
Series B, 5.25%, 12/01/53	5,455	5,885,283
Series C, 5.50%, 10/01/54	10,000	10,989,175
Series F, 5.50%, 11/01/53	795	843,147
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,500	3,905,252
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,440,044
		23,990,511
Arizona — 4.8%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,667,343
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,404,944
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,504,219
5.00%, 12/01/37	7,460	8,098,140
		23,674,646
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,665	4,574,776
AMT, Sustainability Bonds, 5.70%, 05/01/53	855	888,543
		5,463,319
California — 6.2%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	5,000	5,360,813
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	776,670
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	585	602,645
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,970	2,969,992
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	2,000	2,039,218
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,325	2,442,164
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,466,598
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,822,792
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,208,424
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,507,493
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,619,768
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,000	4,107,719
		30,924,296
Colorado — 4.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/43	10,000	10,227,977
Series A, AMT, 5.00%, 12/01/48	5,055	5,117,813
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series D, AMT, 5.75%, 11/15/45	$835	$ 923,780
Denver City & County School District No. 1, GO, (SAW), 4.00%, 12/01/45	5,000	4,956,849
		21,226,419
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	2,935	2,896,434
District of Columbia — 5.1%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/47	2,050	2,191,085
Series C, 4.00%, 05/01/45	2,480	2,433,878
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	19,290	19,686,043
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,000	1,057,280
		25,368,286
Florida — 4.7%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	4,760	4,784,179
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	209,964
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/49	2,825	2,927,298
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	13,000	12,598,300
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	431,054
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	3,159	2,116,314
		23,067,109
Georgia — 1.9%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	9,000	9,516,890
Illinois — 3.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,065	1,044,744
Series C, 5.25%, 12/01/35	2,905	2,906,549
Series D, 5.00%, 12/01/46	3,805	3,769,798
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	5,205	5,220,282
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/44	2,000	1,943,896
State of Illinois, GO, 5.00%, 02/01/39	2,990	2,997,234
		17,882,503
Indiana — 1.1%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,682,585
Iowa — 0.7%
University of Iowa Facilities Corp., RB
5.00%, 06/01/47	1,890	2,007,316
5.00%, 06/01/48	1,190	1,261,299
		3,268,615

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky — 2.6%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	$9,000	$ 9,030,697
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	2,325	2,716,652
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	996,290
		12,743,639
Maryland — 1.0%
Washington Suburban Sanitary Commission, RB, (GTD), 4.00%, 06/01/46	5,130	5,082,424
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,860,195
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,409,521
Nauset Regional School District, Refunding GO, 4.00%, 05/15/45	2,980	2,935,418
		9,205,134
Michigan — 7.1%
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,283,819
Michigan Finance Authority, RB, 5.00%, 11/01/44	5,000	5,027,340
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	2,050,455
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	6,300	6,338,581
Series I, 4.00%, 10/15/46	3,230	3,154,170
Series I, 5.00%, 10/15/46	1,000	1,013,221
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,093,159
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,153,256
		35,114,001
Minnesota — 1.6%
City of Rochester Minnesota, 4.00%, 11/15/48	5,000	4,787,076
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,999,726
		7,786,802
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New Jersey — 10.2%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,041,525
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,691,405
Series EEE, 5.00%, 06/15/48	11,690	12,045,020
AMT, 5.38%, 01/01/43	2,285	2,289,459
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,861	4,999,953
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,517,978
New Jersey Transportation Trust Fund Authority, RB, Series S, 5.00%, 06/15/46	2,800	2,889,101
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	2,500	2,565,104
Series B, AMT, 5.00%, 01/01/42	4,000	4,063,956
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$3,075	$ 3,126,742
Sub-Series B, 5.00%, 06/01/46	10,080	10,100,960
		50,331,203
New York — 8.6%
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,210	3,290,533
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,613,174
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,420,183
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	775	776,430
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,100	3,100,947
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,967,815
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	6,230	6,200,244
Class 2, 5.38%, 11/15/40	1,655	1,655,234
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	1,610	1,667,369
Series B, 5.00%, 02/15/35	7,500	7,529,442
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	980,846
Series A, AMT, 5.00%, 07/01/46	1,165	1,152,451
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,209,978
Port Authority of New York & New Jersey, Refunding RB, 4.00%, 09/01/39	1,110	1,121,782
		42,686,428
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,780	3,408,902
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	15,000	15,017,277
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,430,524
		19,856,703
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,776,108
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,000	5,051,442
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,794,940
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	726,594
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 11/01/48(g)	3,450	3,726,931
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/46	4,450	4,806,288
		19,106,195
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	3,022,360
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,788,593
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$4,044	$ 3,989,956
Series A-1, Restructured, 5.00%, 07/01/58	10,387	10,399,514
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,289,079
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,070	2,908,048
		26,397,550
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/48	3,900	4,338,347
Tennessee — 4.8%
City of Memphis Tennessee Electric System Revenue, RB, Series A, 4.00%, 12/01/45	1,500	1,473,153
Harpeth Valley Utilities District of Davidson and Williamson Counties RB, 4.00%, 09/01/48	2,640	2,546,743
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	6,590	6,644,918
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,153,308
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,545,486
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	2,180	2,377,326
		23,740,934
Texas — 15.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	845	861,007
7.88%, 11/01/62	720	753,359
Arlington Independent School District, Refunding GO, (PSF-GTD), 4.00%, 02/15/48	6,000	5,797,585
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/46	3,550	3,659,049
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series C, 5.50%, 02/01/49	6,000	6,701,748
Comal Independent School District Refunding GO, (PSF- GTD), 02/15/49(g)	4,470	4,317,034
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	5,000	4,852,005
County of Harris Texas, GOL, 4.00%, 09/15/49	7,000	6,610,800
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,741,672
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	470,063
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,811,939
(BAM), 5.00%, 09/01/47	1,100	1,138,933
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(h)	6,000	2,788,845
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,706,254
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,912,845
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	15,200	7,129,719
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,981,182
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,850	5,260,723
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	$2,310	$ 2,338,523
Texas Water Development Board, RB, 4.00%, 10/15/45	4,275	4,210,326
Thrall Independent School District, GO, (PSF-GTD), 5.25%, 02/15/48	3,525	3,766,018
		75,809,629
Utah — 0.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	280	285,299
Washington — 0.6%
Washington Health Care Facilities Authority, RB, Series A, 5.00%, 08/15/45	3,000	3,004,051
Total Municipal Bonds — 107.2% (Cost: $512,530,164)		530,329,076
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 7.2%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,863,860
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,631,441
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	15,208,490
		35,703,791
Colorado — 2.5%
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	11,625	12,543,733
Illinois — 2.7%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,199,768
Indiana — 2.5%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/49	11,970	12,370,050
Massachusetts — 2.1%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 09/01/51	10,000	10,570,687
Michigan — 2.2%
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,847,783
Nevada — 4.1%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	20,173,583
New Jersey — 2.1%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,426,288
New York — 6.5%
New York City Municipal Water Finance Authority, RB, Series DD1, 5.00%, 06/15/48	10,000	10,238,287
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	10,993,546
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/47	10,535	11,097,813
		32,329,646
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	12,705	13,701,897

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 3.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$16,400	$ 17,719,133
Texas — 2.6%
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,839,034
Washington — 4.4%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	11,073,088
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,631,910
		21,704,998
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.3% (Cost: $218,809,563)		224,130,391
Total Long-Term Investments — 152.5% (Cost: $731,339,727)		754,459,467

	Shares
Short-Term Securities
	Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	1,529,907	1,530,060
	Total Short-Term Securities — 0.3% (Cost: $1,530,020)	1,530,060
	Total Investments — 152.8% (Cost: $732,869,747)	755,989,527
	Other Assets Less Liabilities — 0.0%	502,186
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.7)%	(107,534,737)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.1)%	(154,100,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 494,856,976

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	When-issued security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,742,564	$ —	$ (1,212,504)(a)	$ —	$ —	$ 1,530,060	1,529,907	$ 35,031	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 530,329,076	$ —	$ 530,329,076
Municipal Bonds Transferred to Tender Option Bond Trusts	—	224,130,391	—	224,130,391
Short-Term Securities
Money Market Funds	1,530,060	—	—	1,530,060
	$1,530,060	$754,459,467	$—	$755,989,527
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(106,689,984)	$—	$(106,689,984)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$—	$(260,789,984)	$—	$(260,789,984)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
Portfolio Abbreviation (continued)
SAW	State Aid Withholding